Tax - Schedule of Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax and Social Contribution [Abstract]
Profit before income tax		R$ 317,339	R$ 345,972	R$ 1,667
Income tax and social contribution	[1]	(142,801)	(155,688)	(750)
Permanent additions/exclusions		967,068	61,503	36,438
Effect of different tax rates – subsidiaries		30,528	6,461	6,683
Compensation of previously unrecognized deductible temporary differences		246	22,579	(10,616)
Compensation of previously unrecognized tax losses		72,658	26,463	14,913
Deferred tax asset recognition	[2]	790,244		82,959
R&D Tax incentives	[3]	64,910	20,245
Others		8,482	(14,244)	(57,501)
Total income tax and social contribution (expense) benefit		824,267	(94,184)	35,688
Current taxes		(655,463)	(545,603)	(50,815)
Deferred taxes		R$ 1,479,730	R$ 451,419	R$ 86,503
Effective rate (%)		(260.00%)	27.00%	2140.00%

[1]	The Group’s operations are primarily conducted in entities subject to income tax and social contribution in Brazil. All material entities in Brazil are subject to corporate income tax of 25%. Social contribution is generally levied at 20% for financial entities and 9% for non-financial entities. The tax rate used was the one applicable to PicPay Bank, which represents the most significant portion of the operations of the Group. The effect of other tax rates is shown in the table above as “Effect of different tax rates – subsidiaries”.
[2]	As aforementioned on Note 10, PicPay recognized the deferred tax asset on the previously unrecognized tax losses carryforward and temporary differences.
[3]	The Company benefited from tax incentives under the Brazilian R&D program, which encourages technological innovation through research and development in technology. A total benefit was recognized as a reduction to income tax expense.